Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 52,979	¥ 344,696	¥ 163,443
Staff field advances	1,035	6,735	22,429
Interest receivables	2,712	17,644	13,576
Receivables for the disposal of certain construction-in-progress			20,290
Tax recoverables	57,889	376,642	309,426
Deposits	4,714	30,669	19,596
Loan to third parties	9,345	60,805	62,433
Other receivables	14,840	96,559	165,938
Prepaid expenses and other current assets	$ 143,514	¥ 933,750	¥ 777,131